Intangible Assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Intangible assets	€ 30,985,000	€ 32,158,000
Impairment losses	0
Useful life of intangible assets	0
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Increase in intangible assets due to the acquisition of licenses	3,571,000
Intangible assets	10,610,000	10,087,000
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Increase in intangible assets	5,023,000
Intangible assets	6,056,000	3,147,000
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,620,000	€ 9,908,000
Internally Generated Development Costs
Disclosure Of Intangible Assets [Line Items]
Increase in intangible assets	€ 3,334,000